Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense, which is mainly related to its Chinese subsidiaries and the VIEs, for the years ended December 31, 2021, 2022 and 2023 (in millions):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Contributions to medical and pension schemes	1,463.8	1,710.4	1,786.5
Other employee benefits	1,044.5	1,202.8	1,398.1
	2,508.3	2,913.2	3,184.6